Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities on the Balance Sheets

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	June 30, 2025	June 30, 2024
Operating lease right-of-use assets	$960,330	1,389,734
Operating lease right-of-use assets – accumulated amortization	(138,230)	(1,010,633)
Operating lease right-of-use assets – net	$822,100	379,101

Operating lease liabilities, current	391,436	408,001
Operating lease liabilities, non-current	435,826	-
Total operating lease liabilities,	$827,262	408,001

Schedule of Maturities of Operating Lease Liabilities

As of June 30, 2025, maturities of operating lease liabilities were as follows:

Twelve months ending June 30,	June 30, 2025
2026	439,046
2027	254,930
2028	152,234
Total future minimum lease payments	846,210
Less: Imputed interest	(18,948)
Total	$827,262